Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
In the normal course of business, the Corporation enters into a number of off-balance sheet commitments. These commitments expose the Corporation to varying degrees of credit and market risk and are subject to the same credit and market risk limitation reviews as those instruments recorded on the Corporation’s Consolidated Balance Sheet.
Credit Extension Commitments
The Corporation enters into commitments to extend credit such as loan commitments, SBLC and commercial letters of credit to meet the financing needs of its customers. The table below includes the notional amount of unfunded legally binding lending commitments net of amounts distributed (e.g., syndicated) to other financial institutions of $27.1 billion and $23.3 billion at December 31, 2011 and 2010. At December 31, 2011, the carrying amount of these commitments, excluding commitments accounted for under the fair value option, was $741 million, including deferred revenue of $27 million and a reserve for unfunded lending commitments of $714 million. At December 31, 2010, the comparable amounts were $1.2 billion, $29 million and $1.2 billion, respectively. The carrying amount of these commitments is classified in accrued expenses and other liabilities on the Consolidated Balance Sheet.
The table below also includes the notional amount of commitments of $25.7 billion and $27.3 billion at December 31, 2011 and 2010 that are accounted for under the fair value option. However, the table below excludes fair value adjustments of $1.2 billion and $866 million on these commitments, which are classified in accrued expenses and other liabilities. For information regarding the Corporation’s loan commitments accounted for under the fair value option, see Note 23 – Fair Value Option.

Credit Extension Commitments

	December 31, 2011
(Dollars in millions)	Expire in One Year or Less	Expire After One Year Through Three Years	Expire After Three Years Through Five Years	Expire After Five Years	Total
Notional amount of credit extension commitments
Loan commitments	$96,291	$85,413	$120,770	$15,009	$317,483
Home equity lines of credit	1,679	7,765	20,963	37,066	67,473
Standby letters of credit and financial guarantees (1)	26,965	18,932	6,433	5,505	57,835
Letters of credit	2,828	27	5	383	3,243
Legally binding commitments	127,763	112,137	148,171	57,963	446,034
Credit card lines (2)	449,097	—	—	—	449,097
Total credit extension commitments	$576,860	$112,137	$148,171	$57,963	$895,131

	December 31, 2010
Notional amount of credit extension commitments
Loan commitments	$152,926	$144,461	$43,465	$16,172	$357,024
Home equity lines of credit	1,722	4,290	18,207	55,886	80,105
Standby letters of credit and financial guarantees (1)	35,275	18,940	4,144	5,897	64,256
Letters of credit (3)	3,698	110	—	874	4,682
Legally binding commitments	193,621	167,801	65,816	78,829	506,067
Credit card lines (2)	497,068	—	—	—	497,068
Total credit extension commitments	$690,689	$167,801	$65,816	$78,829	$1,003,135

(1)
The notional amounts of SBLCs and financial guarantees classified as investment grade and non-investment grade based on the credit quality of the underlying reference name within the instrument were $39.2 billion and $17.8 billion at December 31, 2011 and $41.1 billion and $22.4 billion at December 31, 2010. Amount includes consumer SBLCs of $859 million at December 31, 2011.

(2)	Includes business card unused lines of credit.

(3)	Amount includes $849 million of consumer letters of credit and $3.8 billion of commercial letters of credit at December 31, 2010.
Legally binding commitments to extend credit generally have specified rates and maturities. Certain of these commitments have adverse change clauses that help to protect the Corporation against deterioration in the borrower’s ability to pay.
Other Commitments
Global Principal Investments and Other Equity Investments
At December 31, 2011 and 2010, the Corporation had unfunded equity investment commitments of $772 million and $1.5 billion. In light of proposed Basel regulatory capital changes related to unfunded commitments over the past two years, the Corporation has actively reduced these commitments in a series of sale transactions involving its private equity fund investments.
Other Commitments
At December 31, 2011 and 2010, the Corporation had commitments to purchase loans (e.g., residential mortgage and commercial real estate) of $2.5 billion and $2.6 billion which upon settlement will be included in loans or LHFS.
At December 31, 2011 and 2010, the Corporation had commitments to enter into forward-dated resale and securities borrowing agreements of $67.0 billion and $39.4 billion. In addition, the Corporation had commitments to enter into forward-dated repurchase and securities lending agreements of $42.0 billion and $33.5 billion. All of these commitments expire within the next 12 months.
The Corporation is a party to operating leases for certain of its premises and equipment. Commitments under these leases are approximately $3.0 billion, $2.6 billion, $2.0 billion, $1.6 billion and $1.3 billion for 2012 through 2016, respectively, and $6.1 billion in the aggregate for all years thereafter.
The Corporation has entered into agreements with providers of market data, communications, systems consulting and other office-related services. At December 31, 2011 and 2010, the minimum fee commitments over the remaining terms of these agreements totaled $1.9 billion and $2.1 billion.
Other Guarantees
Bank-owned Life Insurance Book Value Protection
The Corporation sells products that offer book value protection to insurance carriers who offer group life insurance policies to corporations, primarily banks. The book value protection is provided on portfolios of intermediate investment-grade fixed-income securities and is intended to cover any shortfall in the event that policyholders surrender their policies and market value is below book value. To manage its exposure, the Corporation imposes significant restrictions on surrenders and the manner in which the portfolio is liquidated and the funds are accessed. In addition, investment parameters of the underlying portfolio are restricted. These constraints, combined with structural protections, including a cap on the amount of risk assumed on each policy, are designed to provide adequate buffers and guard against payments even under extreme stress scenarios. These guarantees are recorded as derivatives and carried at fair value in the trading portfolio. At both December 31, 2011 and 2010, the notional amount of these guarantees totaled $15.8 billion and the Corporation’s maximum exposure related to these guarantees totaled $5.1 billion and $5.0 billion with estimated maturity dates between 2030 and 2040. As of December 31, 2011, the Corporation had not made a payment under these products. The possibility of surrender or other payment associated with these guarantees exists. The net fair value of the liability associated with these guarantees was $48 million and $78 million at December 31, 2011 and 2010 and reflects the probability of surrender as well as the multiple structural protection features in the contracts.
Employee Retirement Protection
The Corporation sells products that offer book value protection primarily to plan sponsors of the Employee Retirement Income Security Act of 1974 (ERISA) governed pension plans, such as 401(k) plans and 457 plans. The book value protection is provided on portfolios of intermediate/short-term investment-grade fixed-income securities and is intended to cover any shortfall in the event that plan participants continue to withdraw funds after all securities have been liquidated and there is remaining book value. The Corporation retains the option to exit the contract at any time. If the Corporation exercises its option, the purchaser can require the Corporation to purchase high-quality fixed-income securities, typically government or government-backed agency securities, with the proceeds of the liquidated assets to assure the return of principal. To manage its exposure, the Corporation imposes significant restrictions and constraints on the timing of the withdrawals, the manner in which the portfolio is liquidated and the funds are accessed, and the investment parameters of the underlying portfolio. These constraints, combined with structural protections, are designed to provide adequate buffers and guard against payments even under extreme stress scenarios. These guarantees are recorded as derivatives and carried at fair value in the trading portfolio. At December 31, 2011 and 2010, the notional amount of these guarantees totaled $28.8 billion and $33.8 billion with estimated maturity dates up to 2015 if the exit option is exercised on all deals. As of December 31, 2011, the Corporation had not made a payment under these products.
Indemnifications
In the ordinary course of business, the Corporation enters into various agreements that contain indemnifications, such as tax indemnifications, whereupon payment may become due if certain external events occur, such as a change in tax law. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. These agreements typically contain an early termination clause that permits the Corporation to exit the agreement upon these events. The maximum potential future payment under indemnification agreements is difficult to assess for several reasons, including the occurrence of an external event, the inability to predict future changes in tax and other laws, the difficulty in determining how such laws would apply to parties in contracts, the absence of exposure limits contained in standard contract language and the timing of the early termination clause. Historically, any payments made under these guarantees have been de minimis. The Corporation has assessed the probability of making such payments in the future as remote.
Merchant Services
During 2009, the Corporation contributed its merchant services business to a joint venture in exchange for a 46.5 percent ownership interest in the joint venture. In 2010, the joint venture purchased the interest held by one of the three initial investors bringing the Corporation’s ownership interest up to 49 percent. For additional information on the joint venture agreement, see Note 5 – Securities.
In accordance with credit and debit card association rules, the Corporation sponsors merchant processing servicers that process credit and debit card transactions on behalf of various merchants. In connection with these services, a liability may arise in the event of a billing dispute between the merchant and a cardholder that is ultimately resolved in the cardholder’s favor. If the merchant defaults on its obligation to reimburse the cardholder, the cardholder, through its issuing bank, generally has until six months after the date of the transaction to present a chargeback to the merchant processor, which is primarily liable for any losses on covered transactions. However, if the merchant processor fails to meet its obligation to reimburse the cardholder for disputed transactions, then the Corporation, as the sponsor, could be held liable for the disputed amount. In 2011 and 2010, the sponsored entities processed and settled $460.4 billion and $339.4 billion of transactions and recorded losses of $11 million and $17 million. At December 31, 2011 and 2010, the Corporation held as collateral $238 million and $25 million of merchant escrow deposits which may be used to offset amounts due from the individual merchants.
The Corporation believes that the maximum potential exposure is not representative of the actual potential loss exposure. The Corporation believes the maximum potential exposure for chargebacks would not exceed the total amount of merchant transactions processed through Visa, MasterCard and Discover for the last six months, which represents the claim period for the cardholder, plus any outstanding delayed-delivery transactions. As of December 31, 2011 and 2010, the maximum potential exposure for sponsored transactions totaled approximately $236.0 billion and $139.5 billion. The Corporation does not expect to make material payments in connection with these guarantees.
Other Derivative Contracts
The Corporation funds selected assets, including securities issued by CDOs and CLOs, through derivative contracts, typically total return swaps, with third parties and VIEs that are not consolidated on the Corporation’s Consolidated Balance Sheet. At December 31, 2011 and 2010, the total notional amount of these derivative contracts was approximately $3.2 billion and $4.3 billion with commercial banks and $1.8 billion and $1.7 billion with VIEs. The underlying securities are senior securities and substantially all of the Corporation’s exposures are insured. Accordingly, the Corporation’s exposure to loss consists principally of counterparty risk to the insurers. In certain circumstances, generally as a result of ratings downgrades, the Corporation may be required to purchase the underlying assets, which would not result in additional gain or loss to the Corporation as such exposure is already reflected in the fair value of the derivative contracts.
Other Guarantees
The Corporation sells products that guarantee the return of principal to investors at a preset future date. These guarantees cover a broad range of underlying asset classes and are designed to cover the shortfall between the market value of the underlying portfolio and the principal amount on the preset future date. To manage its exposure, the Corporation requires that these guarantees be backed by structural and investment constraints and certain pre-defined triggers that would require the underlying assets or portfolio to be liquidated and invested in zero-coupon bonds that mature at the preset future date. The Corporation is required to fund any shortfall between the proceeds of the liquidated assets and the purchase price of the zero-coupon bonds at the preset future date. These guarantees are recorded as derivatives and carried at fair value in the trading portfolio. At December 31, 2011 and 2010, the notional amount of these guarantees totaled $300 million and $666 million. These guarantees have various maturities ranging from two to five years. As of December 31, 2011 and 2010, the Corporation had not made a payment under these products and has assessed the probability of payments under these guarantees as remote.
The Corporation has entered into additional guarantee agreements and commitments, including lease-end obligation agreements, partial credit guarantees on certain leases, real estate joint venture guarantees, sold risk participation swaps, divested business commitments and sold put options that require gross settlement. The maximum potential future payment under these agreements was approximately $3.7 billion and $3.4 billion at December 31, 2011 and 2010. The estimated maturity dates of these obligations extend up to 2033. The Corporation has made no material payments under these guarantees.
In the normal course of business, the Corporation periodically guarantees the obligations of its affiliates in a variety of transactions including ISDA-related transactions and non ISDA-related transactions such as commodities trading, repurchase agreements, prime brokerage agreements and other transactions.
Payment Protection Insurance Claims Matter
In the U.K., the Corporation sells payment protection insurance (PPI) through its international card services business to credit card customers and has previously sold this insurance to consumer loan customers. PPI covers a consumer’s loan for debt repayment if certain events occur such as loss of job or illness. In response to an elevated level of customer complaints of misleading sales tactics across the industry, heightened media coverage and pressure from consumer advocacy groups, the U.K. Financial Services Authority (FSA) investigated and raised concerns about the way some companies have handled complaints relating to the sale of these insurance policies. In August 2010, the FSA issued a policy statement (the FSA Policy Statement) on the assessment and remediation of PPI claims that is applicable to the Corporation’s U.K. consumer businesses and is intended to address concerns among consumers and regulators regarding the handling of PPI complaints across the industry. The FSA Policy Statement sets standards for the sale of PPI that apply to current and prior sales, and in the event a company does not or did not comply with the standards, it is alleged that the insurance was incorrectly sold, giving the customer rights to remedies. The FSA Policy Statement also requires companies to review their sales practices and to proactively remediate non-complaining customers if evidence of a systematic breach of the newly articulated sales standards is discovered, which could include refunding premiums paid.
In October 2010, the British Bankers’ Association (BBA), on behalf of its members, including the Corporation, challenged the provisions of the FSA Policy Statement and its retroactive application to sales of PPI to U.K. consumers through a judicial review process against the FSA and the U.K. Financial Ombudsman Service. On April 20, 2011, the U.K. court issued a judgment upholding the FSA Policy Statement as promulgated and dismissing the BBA’s challenge. The BBA did not appeal the decision. Following the conclusion of the judicial review and the subsequent completion of the detailed root cause analysis as required by the FSA Policy Statement, the Corporation reassessed its reserve for PPI claims during 2010. The total accrued liability was $476 million and $700 million at December 31, 2011 and 2010.
Litigation and Regulatory Matters
In the ordinary course of business, the Corporation and its subsidiaries are routinely defendants in or parties to many pending and threatened legal actions and proceedings, including actions brought on behalf of various classes of claimants. These actions and proceedings are generally based on alleged violations of consumer protection, securities, environmental, banking, employment, contract and other laws. In some of these actions and proceedings, claims for substantial monetary damages are asserted against the Corporation and its subsidiaries.
In the ordinary course of business, the Corporation and its subsidiaries are also subject to regulatory examinations, information gathering requests, inquiries and investigations. Certain subsidiaries of the Corporation are registered broker/dealers or investment advisors and are subject to regulation by the SEC, the Financial Industry Regulatory Authority, the New York Stock Exchange, the FSA and other domestic, international and state securities regulators. In connection with formal and informal inquiries by those agencies, such subsidiaries receive numerous requests, subpoenas and orders for documents, testimony and information in connection with various aspects of their regulated activities.
In view of the inherent difficulty of predicting the outcome of such litigation and regulatory matters, particularly where the claimants seek very large or indeterminate damages or where the matters present novel legal theories or involve a large number of parties, the Corporation generally cannot predict what the eventual outcome of the pending matters will be, what the timing of the ultimate resolution of these matters will be, or what the eventual loss, fines or penalties related to each pending matter may be.
In accordance with applicable accounting guidance, the Corporation establishes an accrued liability for litigation and regulatory matters when those matters present loss contingencies that are both probable and estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. When a loss contingency is not both probable and estimable, the Corporation does not establish an accrued liability. As a litigation or regulatory matter develops, the Corporation, in conjunction with any outside counsel handling the matter, evaluates on an ongoing basis whether such matter presents a loss contingency that is probable and estimable. If, at the time of evaluation, the loss contingency related to a litigation or regulatory matter is not both probable and estimable, the matter will continue to be monitored for further developments that would make such loss contingency both probable and estimable. Once the loss contingency related to a litigation or regulatory matter is deemed to be both probable and estimable, the Corporation will establish an accrued liability with respect to such loss contingency and record a corresponding amount of litigation-related expense. The Corporation continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established. Excluding expenses of internal or external legal service providers, litigation-related expense of $5.6 billion was recognized for 2011 compared to $2.6 billion for 2010.
For a limited number of the matters disclosed in this Note for which a loss is probable or reasonably possible in future periods, whether in excess of a related accrued liability or where there is no accrued liability, the Corporation is able to estimate a range of possible loss. In determining whether it is possible to provide an estimate of loss or range of possible loss, the Corporation reviews and evaluates its material litigation and regulatory matters on an ongoing basis, in conjunction with any outside counsel handling the matter, in light of potentially relevant factual and legal developments. These may include information learned through the discovery process, rulings on dispositive motions, settlement discussions, and other rulings by courts, arbitrators or others. In cases in which the Corporation possesses sufficient appropriate information to develop an estimate of loss or range of possible loss, that estimate is aggregated and disclosed below. There may be other disclosed matters for which a loss is probable or reasonably possible but such an estimate may not be possible. For those matters where an estimate is possible, management currently estimates the aggregate range of possible loss is $0 to $3.6 billion in excess of the accrued liability (if any) related to those matters. This estimated range of possible loss is based upon currently available information and is subject to significant judgment and a variety of assumptions, and known and unknown uncertainties. The matters underlying the estimated range will change from time to time, and actual results may vary significantly from the current estimate. Those matters for which an estimate is not possible are not included within this estimated range. Therefore, this estimated range of possible loss represents what the Corporation believes to be an estimate of possible loss only for certain matters meeting these criteria. It does not represent the Corporation’s maximum loss exposure. Information is provided below regarding the nature of all of these contingencies and, where specified, the amount of the claim associated with these loss contingencies. Based on current knowledge, management does not believe that loss contingencies arising from pending matters, including the matters described herein, will have a material adverse effect on the consolidated financial position or liquidity of the Corporation. However, in light of the inherent uncertainties involved in these matters, some of which are beyond the Corporation’s control, and the very large or indeterminate damages sought in some of these matters, an adverse outcome in one or more of these matters could be material to the Corporation’s results of operations or cash flows for any particular reporting period.
Auction Rate Securities Litigation
Since October 2007, the Corporation, Merrill Lynch and certain affiliates have been named as defendants in a variety of lawsuits and other proceedings brought by customers and both individual and institutional investors regarding auction rate securities (ARS). These actions generally allege that defendants: (i) misled plaintiffs into believing that there was a deeply liquid market for ARS, and (ii) failed to adequately disclose their or their affiliates’ practice of placing their own bids to support ARS auctions. Plaintiffs assert that ARS auctions started failing from August 2007 through February 2008 when defendants and other broker/dealers stopped placing those “support bids.” In addition to the matters described in more detail below, numerous arbitrations and individual lawsuits have been filed against the Corporation, Merrill Lynch and certain affiliates by parties who purchased ARS and are seeking relief that includes compensatory and punitive damages totaling in excess of $1.2 billion, as well as rescission, among other relief.
Securities Actions
The Corporation and Merrill Lynch face a number of civil actions relating to the sales of ARS and management of ARS auctions, including two putative class action lawsuits in which plaintiffs seek to recover the alleged losses in market value of ARS securities purportedly caused by defendants’ actions. Plaintiffs also seek unspecified damages, including rescission, other compensatory and consequential damages, costs, fees and interest. The first action, In Re Merrill Lynch Auction Rate Securities Litigation, is the result of the consolidation of two class action suits in the U.S. District Court for the Southern District of New York. These suits were brought by two Merrill Lynch customers on behalf of all persons who purchased ARS in auctions managed by Merrill Lynch, against Merrill Lynch and Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S). On March 31, 2010, the U.S. District Court for the Southern District of New York granted Merrill Lynch’s motion to dismiss. Plaintiffs appealed and on November 14, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal. Plaintiffs’ time to seek a writ of certiorari to the U.S. Supreme Court expired on February 13, 2012, and, as a result, this action is now concluded. The second action, Bondar v. Bank of America Corporation, was brought by a putative class of ARS purchasers against the Corporation and Banc of America Securities, LLC (BAS). On February 24, 2011, the U.S. District Court for the Northern District of California dismissed the amended complaint and directed plaintiffs to state whether they will file a further amended complaint or appeal the court’s dismissal. Following the Second Circuit’s decision in In Re Merrill Lynch Auction Rate Securities Litigation, plaintiffs voluntarily dismissed their action on January 4, 2012. The dismissal is subject to the district court’s approval.
Antitrust Actions
The Corporation, Merrill Lynch and other financial institutions were also named in two putative antitrust class actions in the U.S. District Court for the Southern District of New York. Plaintiffs in both actions assert federal antitrust claims under Section 1 of the Sherman Act based on allegations that defendants conspired to restrain trade in ARS by placing support bids in ARS auctions, only to collectively withdraw those bids in February 2008, which allegedly caused ARS auctions to fail. In the first action, Mayor and City Council of Baltimore, Maryland v. Citigroup, Inc., et al., plaintiff seeks to represent a class of issuers of ARS that defendants underwrote between May 12, 2003 and February 13, 2008. This issuer action seeks to recover, among other relief, the alleged above-market interest payments that ARS issuers allegedly have had to make after defendants allegedly stopped placing “support bids” in ARS auctions. In the second action, Mayfield, et al. v. Citigroup, Inc., et al., plaintiff seeks to represent a class of investors that purchased ARS from defendants and held those securities when ARS auctions failed on February 13, 2008. Plaintiff seeks to recover, among other relief, unspecified damages for losses in the ARS’ market value, and rescission of the investors’ ARS purchases. Both actions also seek treble damages and attorneys’ fees under the Sherman Act’s private civil remedy. On January 25, 2010, the court dismissed both actions with prejudice and plaintiffs’ respective appeals are currently pending in the U.S. Court of Appeals for the Second Circuit.
Checking Account Overdraft Litigation
Bank of America, N.A. (BANA) is currently a defendant in several consumer suits challenging certain deposit account-related business practices. Four suits are part of a multi-district litigation proceeding (the MDL) involving approximately 65 individual cases against 30 financial institutions assigned by the Judicial Panel on Multi-district Litigation (JPML) to the U.S. District Court for the Southern District of Florida. The four cases: Tornes v. Bank of America, N.A.; Yourke, et al. v. Bank of America, N.A., et al.; Knighten v. Bank of America, N.A.; and Phillips, et al. v. Bank of America, N.A.; allege that BANA improperly and unfairly increased the number of overdraft fees it assessed on consumer deposit accounts by various means. The cases challenge the practice of reordering debit card transactions to post high-to-low and BANA’s failure to notify customers at the point of sale that the transaction may result in an overdraft charge. The cases also allege that BANA’s disclosures and advertising regarding the posting of debit card transactions are false, deceptive and misleading. These cases assert claims including breach of the implied covenant of good faith and fair dealing, conversion, unjust enrichment and violation of the unfair and deceptive practices statutes of various states. Plaintiffs generally seek restitution of all overdraft fees paid to BANA as a result of BANA’s allegedly wrongful business practices, as well as disgorgement, punitive damages, injunctive relief, pre-judgment interest and attorneys’ fees. Omnibus motions to dismiss many of the complaints involved in the MDL, including Tornes, Yourke and Knighten, were denied on March 12, 2010.
Knighten was dismissed without prejudice on February 4, 2011. On November 22, 2011, the MDL court granted final approval of a settlement of all the remaining class matters in the MDL (including Tornes, Yourke and Phillips), providing for a payment by the Corporation of $410 million (which amount was fully accrued by the Corporation, as of December 31, 2011) in exchange for a complete release of claims asserted against the Corporation in the MDL. Several MDL settlement class members have appealed to the U.S. Court of Appeals for the Eleventh Circuit from the judgment granting final approval to the settlement.
Countrywide Bond Insurance Litigation
The Corporation, Countrywide Financial Corporation (CFC) and other Countrywide entities are subject to claims from several monoline bond insurance companies. These claims generally relate to bond insurance policies provided by the insurers on securitized pools of home equity lines of credit (HELOC) and fixed-rate second-lien mortgage loans. Plaintiffs in these cases generally allege that they have paid claims as a result of defaults in the underlying loans and assert that these defaults are the result of improper underwriting by defendants.
Ambac
The Corporation, CFC and other Countrywide entities are named as defendants in an action filed by Ambac Assurance Corporation (Ambac) entitled Ambac Assurance Corporation and The Segregated Account of Ambac Assurance Corporation v. Countrywide Home Loans, Inc., et al. This action, currently pending in New York Supreme Court, New York County, relates to bond insurance policies provided by Ambac on certain securitized pools of HELOC and fixed-rate second-lien mortgage loans. On September 8, 2011, plaintiffs filed an amended complaint, which asserts claims involving five additional securitizations of first- and second-lien mortgage loans and alleges fraudulent inducement, breach of contract as well as other claims set forth in the initial complaint. The amended complaint also reasserts a claim that the Corporation is jointly and severally liable as the successor to Countrywide. The amended complaint seeks unspecified actual and punitive damages and equitable relief.
FGIC
The Corporation, CFC and other Countrywide entities are named as defendants in an action filed by Financial Guaranty Insurance Company (FGIC) entitled Financial Guaranty Insurance Co. v. Countrywide Home Loans, Inc. This action, currently pending in New York Supreme Court, New York County, relates to bond insurance policies provided by FGIC on securitized pools of HELOC and fixed-rate second-lien mortgage loans. In June 2010, the court entered an order that granted in part and denied in part the Countrywide defendants’ motion to dismiss. On April 30, 2010, FGIC filed an amended complaint reasserting claims set forth in the initial complaint and asserting a claim that the Corporation is jointly and severally liable as the successor to Countrywide. In October 2011, following the appellate court’s June 30, 2011 order on the cross-appeals in MBIA Insurance Corporation, Inc. v. Countrywide Home Loans, et al., the parties entered a joint stipulated order withdrawing cross-appeals from the court’s June 2010 order.
On March 24, 2010, CFC and other Countrywide entities filed a separate but related action against FGIC in New York Supreme Court seeking monetary damages of at least $100 million against FGIC in connection with FGIC’s failure to pay claims under certain bond insurance policies. The same day, CFC and the other Countrywide entities filed an action to enjoin the instruction of the New York State Department of Financial Services (NYSDFS) to FGIC to suspend payments claimed under various insurance agreements or its approval of FGIC’s plan to do so. This action is currently being voluntarily deferred at the request of the NYSDFS.
MBIA
The Corporation, CFC and other Countrywide entities are named as defendants in two actions filed by MBIA Insurance Corporation (MBIA). The first action, MBIA Insurance Corporation, Inc. v. Countrywide Home Loans, et al., is pending in New York Supreme Court, New York County. In April 2010, the court granted in part and denied in part the Countrywide defendants’ motion to dismiss and denied the Corporation’s motion to dismiss. The parties filed cross-appeals. On December 22, 2010, the court issued an order on MBIA’s motion for use of sampling at trial, in which the court held that MBIA may attempt to prove its breach of contract and fraudulent inducement claims through examination of statistically significant samples of the securitizations at issue. In its order, the court did not endorse any of MBIA’s specific sampling proposals and stated that defendants have “significant valid challenges” to MBIA’s methodology that they may present at trial, together with defendants’ own views and evidence. On June 30, 2011, the appellate court issued a decision on the parties’ cross-appeals. The appellate court dismissed MBIA’s breach of implied covenant of good faith and fair dealing claim, which reversed the trial court ruling on that claim, and otherwise affirmed the trial court’s decisions.
On May 25, 2011, MBIA moved for partial summary judgment, seeking rulings that: (i) MBIA does not have to show that Countrywide’s alleged fraud and breaches of contract proximately caused MBIA’s losses; and (ii) the term “materially and adversely affects” in the transaction documents does not limit the repurchase remedy to defaulted loans, or require MBIA to show that Countrywide’s breaches of the representations and warranties caused the loans to default. On January 3, 2012, the court issued an order that granted in part and denied in part MBIA’s motion. The court ruled that under New York insurance law, MBIA does not need to prove a causal link between Countrywide’s alleged misrepresentations and the payments made pursuant to the policies. The court also held that plaintiff could recover “rescissory damages” (the amounts it has been required to pay pursuant to the policies less premiums received) on such claims, but must prove that it was damaged as a direct result of Countrywide’s alleged material misrepresentations. The court denied the motion in its entirety on the issue of the interpretation of the “materially and adversely affects” language. On January 25, 2012, Countrywide appealed the court’s decision and order to the extent it granted MBIA’s motion. On February 6, 2012, MBIA filed a cross-appeal of the court’s decision and order to the extent it denied MBIA’s motion.
The second MBIA action, MBIA Insurance Corporation, Inc. v. Bank of America Corporation, Countrywide Financial Corporation, Countrywide Home Loans, Inc., Countrywide Securities Corporation, et al., is pending in California Superior Court, Los Angeles County. MBIA purports to bring this action as subrogee to the note holders for certain securitized pools of HELOC and fixed-rate second-lien mortgage loans and seeks unspecified damages and declaratory relief. On May 17, 2010, the court dismissed the claims against the Countrywide defendants with leave to amend, but denied the request to dismiss MBIA’s successor liability claims against the Corporation. On June 21, 2010, MBIA filed an amended complaint re-asserting its previously dismissed claims against the Countrywide defendants, re-asserting the successor liability claim against the Corporation and adding Countrywide Capital Markets, LLC as a defendant. The Countrywide defendants filed a demurrer to the amended complaint, but the court declined to rule on the demurrer and instead entered an order staying the case until August 2011. On August 18, 2011, the court ordered a partial lifting of the stay to permit certain limited discovery to proceed. The stay otherwise remains in effect.

Syncora
The Corporation, CFC and other Countrywide entities are named as defendants in an action filed by Syncora Guarantee Inc. (Syncora) entitled Syncora Guarantee Inc. v. Countrywide Home Loans, Inc., et al. This action, currently pending in New York Supreme Court, New York County, relates to bond insurance policies provided by Syncora on certain securitized pools of HELOC. In March 2010, the court issued an order that granted in part and denied in part the Countrywide defendants’ motion to dismiss. Syncora and the Countrywide defendants filed cross-appeals from this order. In May 2010, Syncora amended its complaint. Defendants filed an answer to Syncora’s amended complaint on July 9, 2010, as well as a counterclaim for breach of contract and declaratory judgment. The parties subsequently stipulated to the dismissal of defendants’ counterclaim without prejudice. Following the appellate court’s June 30, 2011 order on the cross-appeals in MBIA Insurance Corporation, Inc. v. Countrywide Home Loans, et al., the parties entered a joint stipulated order withdrawing their cross-appeals.
On August 16, 2011, Syncora moved for partial summary judgment, seeking rulings that: (i) Syncora does not have to show that Countrywide’s alleged fraud and breaches of contract proximately caused Syncora’s losses; and (ii) the term “materially and adversely affects” in the transaction documents does not limit the repurchase remedy to defaulted loans, or require Syncora to show that Countrywide’s breaches of the representations and warranties caused the loans to default. On January 3, 2012, the court issued a decision and order that granted in part and denied in part Syncora’s motion. The court ruled that under New York insurance law, Syncora does not need to prove a causal link between Countrywide’s alleged misrepresentations and the payments made pursuant to the policies. The Court also held plaintiff could recover “rescissory damages” (the amounts it has been required to pay pursuant to the polices less premiums received) on such claims, but must prove that it was damaged as a direct result of Countrywide’s alleged material misrepresentations. The court denied the motion in its entirety on the issue of the interpretation of the “materially and adversely affects” language. On January 6, 2012, Syncora appealed the decision and order to the extent it denied Syncora’s motion. On January 25, 2012, Countrywide filed a cross-appeal of the court’s decision and order to the extent it granted Syncora’s motion.

Fair Lending Investigation
On December 21, 2011, CFC, Countrywide Home Loans, Inc. (CHL), and Countrywide Bank (which was merged into BANA effective July 1, 2011) entered into a consent order to resolve an investigation by the U.S. Department of Justice (DOJ) into legacy lending practices of Countrywide. The investigation concerned alleged discriminatory lending practices by Countrywide in the extension of residential credit and in residential real estate-related transactions. The investigation and resulting consent order did not relate to the current lending practices of the Corporation or of its affiliates. The consent order does not require any injunctive provisions against the Corporation or BANA concerning its lending practices. The consent order requires the establishment of a restitution fund of $335 million to be paid to allegedly aggrieved borrowers. This amount was fully accrued by the Corporation as of December 31, 2011. The consent order was entered by the U.S. District Court for the Central District of California on December 28, 2011.

Fontainebleau Las Vegas Litigation
On June 9, 2009, Fontainebleau Las Vegas, LLC (FBLV), then a Chapter 11 debtor-in-possession, commenced an adversary proceeding, entitled Fontainebleau Las Vegas, LLC v. Bank of America, N.A., Merrill Lynch Capital Corporation, et al. (FBLV action), against a group of lenders, including BANA and Merrill Lynch Capital Corporation (MLCC). The action was originally filed in the U.S. Bankruptcy Court, Southern District of Florida, but is now before the U.S. District Court for the Southern District of Florida. On April 12, 2010, FBLV’s Chapter 11 case was converted to a Chapter 7 case and a trustee was appointed (the Bankruptcy Trustee). The complaint alleges, among other things, that defendants breached an agreement to lend their respective committed amounts under an $800 million revolving loan facility, of which BANA and MLCC had each committed $100 million, in connection with the construction of a resort and casino development. The complaint seeks damages in excess of $3 billion and a “turnover” order under Section 542 of the Bankruptcy Code requiring the lenders to fund their respective commitments. On September 21, 2010, the court dismissed the breach of contract and turnover claims to allow the Bankruptcy Trustee, as plaintiff, to pursue an immediate appeal of the court’s August 2009 decision denying partial summary judgment of certain of FBLV’s claims. The Bankruptcy Trustee filed a notice of appeal on October 18, 2010 to the U.S. Court of Appeals for the Eleventh Circuit.
On June 9, 2009, a related lawsuit, Avenue CLO Fund Ltd., et al. v. Bank of America, N.A., Merrill Lynch Capital Corporation, et al. (the Avenue action), was filed in the U.S. District Court for the District of Nevada by certain project lenders. On September 21, 2009, another related lawsuit, ACP Master, Ltd., et al. v. Bank of America, N.A., Merrill Lynch Capital Corporation, et al. (the ACP action), was filed in the U.S. District Court for the Southern District of New York by the purported successors-in-interest to certain project lenders. These two actions were subsequently transferred by the JPML to the U.S. District Court for the Southern District of Florida for coordinated pretrial proceedings with the FBLV action. Plaintiffs in the Avenue and ACP actions (the Term Lenders) repeat FBLV’s allegations that BANA, MLCC and the other defendants breached their revolving loan facility commitments to FBLV. In addition, they allege that BANA breached its duties as disbursement agent under a separate agreement governing the disbursement of loaned funds to FBLV. The Term Lenders seek unspecified money damages on their claims. On May 28, 2010, the district court granted defendants’ motion to dismiss the revolving loan facility commitment claims, but denied BANA’s motion to dismiss the disbursement agent claims. On January 13, 2011, the district court granted the Term Lenders’ motion for entry of a partial final judgment on their revolving loan facility commitment claims. The Term Lenders filed a notice of appeal with respect to those claims on January 19, 2011.
On April 19, 2011, the district court dismissed the disbursement agent claims against BANA in the ACP action after the Avenue action plaintiffs represented that they had acquired the claims belonging to the ACP action plaintiffs and would be pursuing those claims in the Avenue action. On September 27, 2011, the Avenue action parties submitted their respective motions for summary judgment on the disbursement agent claims.
In re Initial Public Offering Securities Litigation
BAS, Merrill Lynch & Co., MLPF&S, and certain of their subsidiaries, along with other underwriters, and various issuers and others, were named as defendants in a number of putative class action lawsuits that have been consolidated in the U.S. District Court for the Southern District of New York as In re Initial Public Offering Securities Litigation. Plaintiffs contend, among other things, that defendants failed to make certain required disclosures in the registration statements and prospectuses for applicable offerings regarding alleged agreements with institutional investors that tied allocations in certain offerings to the purchase orders by those investors in the aftermarket. Plaintiffs allege that such agreements allowed defendants to manipulate the price of the securities sold in these offerings in violation of Section 11 of the Securities Act of 1933 and Section 10(b) of the Securities Exchange Act of 1934, and SEC rules promulgated thereunder. The parties agreed to settle the matter, for which the court granted final approval. Certain putative class members filed an appeal in the U.S. Court of Appeals for the Second Circuit seeking reversal of the final approval. On August 25, 2011, the district court, on remand from the U.S. Court of Appeals for the Second Circuit, dismissed the objection by the last remaining putative class member, concluding that he was not a class member. On January 9, 2012, that objector dismissed with prejudice an appeal of the court’s dismissal pursuant to a settlement agreement. On November 28, 2011, an objector whose appeals were dismissed by the Second Circuit filed a petition for a writ of certiorari with the U.S. Supreme Court that was rejected as procedurally defective. On January 17, 2012, the Supreme Court advised the objector that the petition was untimely and should not be resubmitted to the Supreme Court.
Interchange and Related Litigation
A group of merchants have filed a series of putative class actions and individual actions with regard to interchange fees associated with Visa and MasterCard payment card transactions. These actions, which have been consolidated in the U.S. District Court for the Eastern District of New York under the caption In Re Payment Card Interchange Fee and Merchant Discount Anti-Trust Litigation (Interchange), name Visa, MasterCard and several banks and bank holding companies, including the Corporation, as defendants. Plaintiffs allege that defendants conspired to fix the level of default interchange rates, which represent the fee an issuing bank charges an acquiring bank on every transaction. Plaintiffs also challenge as unreasonable restraints of trade under Section 1 of the Sherman Act certain rules of Visa and MasterCard related to merchant acceptance of payment cards at the point of sale. Plaintiffs seek unspecified damages and injunctive relief based on their assertion that interchange would be lower or eliminated absent the alleged conduct. On January 8, 2008, the court granted defendants’ motion to dismiss all claims for pre-2004 damages. Motions to dismiss the remainder of the complaint and plaintiffs’ motion for class certification are pending. In February 2011, the parties cross-moved for summary judgment.
In addition, plaintiffs filed supplemental complaints against certain defendants, including the Corporation, relating to initial public offerings (the IPOs) of MasterCard and Visa. Plaintiffs allege that the IPOs violated Section 7 of the Clayton Act and Section 1 of the Sherman Act. Plaintiffs also assert that the MasterCard IPO was a fraudulent conveyance. Plaintiffs seek unspecified damages and to undo the IPOs. Motions to dismiss both supplemental complaints, as well as summary judgment motions challenging both supplemental complaints, remain pending.
The Corporation and certain affiliates have entered into loss-sharing agreements with Visa, Mastercard and other financial institutions in connection with certain antitrust litigation, including Interchange. Collectively, the loss-sharing agreements require the Corporation and/or certain affiliates to pay 11.6 percent of the monetary portion of any comprehensive Interchange settlement. In the event of an adverse judgment, the agreements require the Corporation and/or certain affiliates to pay 12.8 percent of any damages associated with Visa-related claims (Visa-related damages), 9.1 percent of any damages associated with MasterCard-related claims, and 11.6 percent of any damages associated with internetwork claims (internetwork damages) or not associated specifically with Visa or MasterCard-related claims (unassigned damages).
Pursuant to Visa’s publicly-disclosed Retrospective Responsibility Plan (the RRP), Visa placed certain proceeds from its IPO into an escrow fund (the Escrow). Under the RRP, funds in the Escrow may be accessed by Visa and its members, including Bank of America, to pay monetary damages in Interchange, with the Corporation’s payments from the Escrow capped at 12.81 percent of the funds that Visa places therein. Subject to that cap, the Corporation may use Escrow funds to cover 73.9 percent of its monetary payment towards a comprehensive Interchange settlement, 100 percent of its payment for any Visa-related damages and 73.9 percent of its payment for any internetwork and unassigned damages.
Two actions, Watson v. Bank of America Corp., filed on March 28, 2011 in the Supreme Court of British Columbia, Canada, and Bancroft-Snell v. Visa Canada Corp., filed on May 16, 2011 in Ontario Superior Court, were filed by purported nationwide classes of merchants that accept Visa and/or MasterCard credit cards in Canada. The actions name as defendants Visa, MasterCard, and a number of other banks and bank holding companies, including the Corporation. Plaintiffs allege that defendants conspired to fix the merchant discount fees that merchants pay to acquiring banks on credit card transactions. Plaintiffs also allege that defendants conspired to impose certain rules relating to merchant acceptance of credit cards at the point of sale. The actions assert claims under section 45 of the Competition Act and other common law claims, and seek unspecified damages and injunctive relief based on their assertion that merchant discount fees would be lower absent the challenged conduct. These actions are not covered by the RRP or loss-sharing agreements previously entered into in connection with certain antitrust litigation, including Interchange.

Merrill Lynch Acquisition-related Matters
Since January 2009, the Corporation and certain of its current and former officers and directors, among others, have been named as defendants in a variety of actions filed in state and federal courts relating to the Corporation’s acquisition of Merrill Lynch (the Acquisition). These Acquisition-related cases consist of securities actions, derivative actions and actions under ERISA. The claims in these actions generally concern: (i) the Acquisition; (ii) the financial condition and 2008 fourth-quarter losses experienced by the Corporation and Merrill Lynch; (iii) due diligence conducted in connection with the Acquisition; (iv) the Acquisition agreements’ terms regarding Merrill Lynch’s ability to pay bonuses to Merrill Lynch employees up to $5.8 billion; (v) the Corporation’s discussions with government officials in December 2008 regarding the Corporation’s consideration of invoking the material adverse change clause in the Acquisition agreement and the possibility of obtaining government assistance in completing the Acquisition; and/or (vi) alleged material misrepresentations and/or material omissions in the proxy statement and related materials for the Acquisition.
Securities Actions
Plaintiffs in In re Bank of America Securities, Derivative and Employment Retirement Income Security Act (ERISA) Litigation (Securities Plaintiffs), a putative class action filed in the U.S. District Court for the Southern District of New York, represent all: (i) purchasers of the Corporation’s common and preferred securities between September 15, 2008 and January 21, 2009 and its January 2011 options; (ii) holders of the Corporation’s common stock as of October 10, 2008; and (iii) purchasers of the Corporation’s common stock issued in the offering that occurred on or about October 7, 2008. During the purported class period, the Corporation had between 4,560,112,687 and 5,017,579,321 common shares outstanding and the price of those shares declined from $33.74 on September 12, 2008 to $6.68 on January 21, 2009. Securities Plaintiffs claim violations of Sections 10(b), 14(a) and 20(a) of the Securities Exchange Act of 1934, and SEC rules promulgated thereunder. Securities Plaintiffs’ amended complaint also alleges violations of Sections 11, 12(a)(2) and 15 of the Securities Act of 1933 related to the offering of the Corporation’s common stock that occurred on or about October 7, 2008, and names BAS and MLPF&S, among others, as defendants on certain claims. The Corporation and its co-defendants filed motions to dismiss, which the court granted in part in August 2010 by dismissing certain of the Securities Plaintiffs’ claims under Section 10(b) of the Securities Exchange Act of 1934. Securities Plaintiffs filed a second amended complaint which repleaded some of the dismissed claims as well as added claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 on behalf of holders of certain debt, preferred securities and option securities. In July 2011, the court granted in part defendants’ motion to dismiss the second amended complaint. As a result of the court’s July 2011 ruling, the Securities Plaintiffs were (in addition to the claims sustained in the court’s August 2010 ruling) permitted to pursue a claim under Section 10(b) asserting that defendants should have made additional disclosures in connection with the Acquisition about the financial condition and 2008 fourth-quarter losses experienced by Merrill Lynch. Securities Plaintiffs seek unspecified monetary damages, legal costs and attorneys’ fees. On February 6, 2012, the court granted Securities Plaintiffs’
motion for class certification. On February 21, 2012, the Corporation filed a petition requesting that the U.S. Court of Appeals for the Second Circuit review the district court’s order granting Securities Plaintiffs’ motion for class certification.
Several individual plaintiffs have opted to pursue claims apart from the In re Bank of America Securities, Derivative, and Employment Retirement Income Security Act (ERISA) Litigation and, accordingly, have initiated individual actions in the U.S. District Court for the Southern District of New York relying on substantially the same facts and claims as the Securities Plaintiffs.
On January 13, 2010, the Corporation, Merrill Lynch and certain of the Corporation’s current and former officers and directors were named in a purported class action filed in the U.S. District Court for the Southern District of New York entitled Dornfest v. Bank of America Corp., et al. The action is purportedly brought on behalf of investors in Corporation option contracts between September 15, 2008 and January 22, 2009 and alleges that during the class period approximately 9.5 million Corporation call option contracts and approximately eight million Corporation put option contracts were traded on seven of the Options Clearing Corporation exchanges. The complaint alleges that defendants violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and SEC rules promulgated thereunder. Plaintiffs seek unspecified monetary damages, legal costs and attorneys’ fees. On April 9, 2010, the court consolidated this action with the consolidated securities action in the In re Bank of America Securities, Derivative and Employment Retirement Income Security Act (ERISA) Litigation, and ruled that plaintiffs may pursue the action as an individual action. In August 2011, plaintiff again asked the court for permission to pursue claims on a class basis, which the court again denied in an order issued in September 2011. Plaintiffs have attempted to appeal that ruling.
Derivative Actions
The Corporation and certain current and former directors are named as defendants in several putative class and derivative actions in the Delaware Court of Chancery, including: Rothbaum v. Lewis; Southeastern Pennsylvania Transportation Authority v. Lewis; Tremont Partners LLC v. Lewis; Kovacs v. Lewis; Stern v. Lewis; and Houx v. Lewis, brought by shareholders alleging breaches of fiduciary duties and waste of corporate assets in connection with the Acquisition. On April 27, 2009, the Delaware Court of Chancery consolidated the derivative actions under the caption In re Bank of America Corporation Stockholder Derivative Litigation. The consolidated derivative complaint seeks, among other things, unspecified monetary damages, equitable remedies and other relief. On April 30, 2009, the putative class claims in the Stern v. Lewis and Houx v. Lewis actions were voluntarily dismissed without prejudice. Trial is scheduled for October 2012.
In addition, the JPML ordered the transfer of actions related to the Acquisition that had been pending in various federal courts to the U.S. District Court for the Southern District of New York for coordinated or consolidated pretrial proceedings. These actions have been separately consolidated and are now pending under the caption In re Bank of America Securities, Derivative and Employment Retirement Income Security Act (ERISA) Litigation.
On October 9, 2009, plaintiffs in the derivative actions in the In re Bank of America Securities, Derivative and Employment Retirement Income Security Act (ERISA) Litigation (the Derivative Plaintiffs) filed a consolidated amended derivative and class action complaint. The amended complaint names as defendants certain of the Corporation’s current and former directors, officers and financial advisors, and certain of Merrill Lynch’s current and former directors and officers. The Corporation is named as a nominal defendant with respect to the derivative claims. The amended complaint asserts claims for, among other things: (i) violation of federal securities laws; (ii) breach of fiduciary duties; (iii) the return of incentive compensation that is alleged to be inappropriate in view of the work performed and the results achieved by certain of the defendants; and (iv) contribution in connection with the Corporation’s exposure to significant liability under state and federal law. The amended complaint seeks unspecified monetary damages, equitable remedies and other relief. On February 8, 2010, the Derivative Plaintiffs voluntarily dismissed their claims against each of the former Merrill Lynch officers and directors without prejudice. The Corporation and its co-defendants filed motions to dismiss, which were granted in part on August 27, 2010. On October 18, 2010, the Corporation and its co-defendants answered the remaining allegations asserted by the Derivative Plaintiffs.
ERISA Actions
On October 9, 2009, plaintiffs in the ERISA actions in the In re Bank of America Securities, Derivative and Employment Retirement Income Security Act (ERISA) Litigation (the ERISA Plaintiffs) filed a consolidated amended complaint for breaches of duty under ERISA. The amended complaint is brought on behalf of a purported class that consists of participants in the Corporation’s 401(k) Plan, the Corporation’s 401(k) Plan for Legacy Companies, the CFC 401(k) Plan (collectively, the 401(k) Plans) and the Corporation’s Pension Plan. The amended complaint alleges violations of ERISA, based on, among other things: (i) an alleged failure to prudently and loyally manage the 401(k) Plans and Pension Plan by continuing to offer the Corporation’s common stock as an investment option or measure for participant contributions; (ii) an alleged failure to monitor the fiduciaries of the 401(k) Plans and Pension Plan; (iii) an alleged failure to provide complete and accurate information to the 401(k) Plans and Pension Plan participants with respect to the Merrill Lynch and Countrywide acquisitions and related matters; and (iv) alleged co-fiduciary liability for these purported fiduciary breaches. The amended complaint seeks unspecified monetary damages, equitable remedies and other relief. On August 27, 2010, the court dismissed the complaint brought by plaintiffs in the consolidated ERISA action in its entirety. The ERISA Plaintiffs filed a notice of appeal of the court’s dismissal of their actions. The parties then stipulated to the dismissal of the appeal with the agreement that the ERISA Plaintiffs can reinstate their appeal at any time up until July 27, 2012.
NYAG Action
On February 4, 2010, the New York Attorney General (NYAG) filed a civil complaint in New York Supreme Court entitled People of the State of New York v. Bank of America, et al. The complaint names as defendants the Corporation and the Corporation’s former CEO and CFO, and alleges violations of Sections 352, 352-c(1)(a), 352-c(1)(c) and 353 of the New York General Business Law, commonly known as the Martin Act, and Section 63(12) of the New York Executive Law. The complaint seeks an unspecified amount in disgorgement, penalties, restitution, and damages and other equitable relief.

Montgomery
The Corporation, several current and former officers and directors, BAS, MLPF&S and other unaffiliated underwriters have been named as defendants in a putative class action filed in the U.S. District Court for the Southern District of New York entitled Montgomery v. Bank of America, et al. Plaintiff filed an amended complaint on January 14, 2011. Plaintiff seeks to sue on behalf of all persons who acquired certain series of preferred stock offered by the Corporation pursuant to a shelf registration statement dated May 5, 2006. Plaintiff’s claims arise from three offerings dated January 24, 2008, January 28, 2008 and May 20, 2008, from which the Corporation allegedly received proceeds of $15.8 billion. The amended complaint asserts claims under Sections 11, 12(a)(2) and 15 of the Securities Act of 1933, and alleges that the prospectus supplements associated with the offerings: (i) failed to disclose that the Corporation’s loans, leases, CDOs and commercial MBS were impaired to a greater extent than disclosed; (ii) misrepresented the extent of the impaired assets by failing to establish adequate reserves or properly record losses for its impaired assets; (iii) misrepresented the adequacy of the Corporation’s internal controls in light of the alleged impairment of its assets; (iv) misrepresented the Corporation’s capital base and Tier 1 leverage ratio for risk-based capital in light of the allegedly impaired assets; and (v) misrepresented the thoroughness and adequacy of the Corporation’s due diligence in connection with its acquisition of Countrywide. The amended complaint seeks rescission, compensatory and other damages. Defendants moved to dismiss for failure to state a claim. On February 9, 2012, the magistrate judge (to whom dispositive motions were referred for a report and recommendation) concluded that the amended complaint does not adequately plead claims under the Securities Act of 1933 and recommended that the district court dismiss the amended complaint in its entirety and deny plaintiffs’ request to amend the complaint without prejudice, which the district court will consider.
Mortgage-backed Securities Litigation
The Corporation and its affiliates, Countrywide entities and their affiliates, and Merrill Lynch entities and their affiliates have been named as defendants in a number of cases relating to their various roles as issuer, originator, seller, depositor, sponsor, underwriter and/or controlling entity in MBS offerings, pursuant to which the MBS investors were entitled to a portion of the cash flow from the underlying pools of mortgages. These cases generally include purported class action suits and actions by individual MBS purchasers. Although the allegations vary by lawsuit, these cases generally allege that the registration statements, prospectuses and prospectus supplements for securities issued by securitization trusts contained material misrepresentations and omissions, in violation of Sections 11, 12 and 15 of the Securities Act of 1933, Sections 10(b) and 20 of the Securities Exchange Act of 1934 and/or state securities laws and other state statutory and common laws.
These cases generally involve allegations of false and misleading statements regarding: (i) the process by which the properties that served as collateral for the mortgage loans underlying the MBS were appraised; (ii) the percentage of equity that mortgage borrowers had in their homes; (iii) the borrowers’ ability to repay their mortgage loans; (iv) the underwriting practices by which those mortgage loans were originated; (v) the ratings given to the different tranches of MBS by rating agencies; and (vi) the validity of each issuing trust’s title to the mortgage loans comprising the pool for that securitization (collectively, MBS Claims). Plaintiffs in these cases generally seek unspecified compensatory damages, unspecified costs and legal fees and, in some instances, seek rescission. A number of other entities (including the National Credit Union Administration) have threatened legal actions against the Corporation and its affiliates, Countrywide entities and their affiliates, and Merrill Lynch entities and their affiliates concerning MBS offerings.
On August 15, 2011, the JPML ordered multiple federal court cases involving Countrywide MBS consolidated for pretrial purposes in the U.S. District Court for the Central District of California, in a multi-district litigation entitled In re Countrywide Financial Corp. Mortgage-Backed Securities Litigation (the Countrywide RMBS MDL).
AIG Litigation
On August 8, 2011, American International Group, Inc. and certain of its affiliates (collectively, AIG) filed a complaint in New York Supreme Court, New York County, in a case entitled American International Group, Inc. et al. v. Bank of America Corporation et al. AIG has named the Corporation, Merrill Lynch, CHL and a number of related entities as defendants. AIG’s complaint asserts certain MBS Claims pertaining to 347 MBS offerings and two private placements in which it alleges that it purchased securities between 2005 and 2007. AIG seeks rescission of its purchases or a rescissory measure of damages or, in the alternative, compensatory damages of no less than $10 billion; punitive damages; and other unspecified relief. Defendants removed the case to the U.S. District Court for the Southern District of New York and filed a notice with the JMDL seeking to add the case to the Countrywide RMBS MDL. The district court denied AIG’s motion to remand the case to state court. Plaintiffs are seeking an interlocutory appeal to the U.S. Court of Appeals for the Second Circuit following the district court’s certification. On December 21, 2011, the JMDL transferred the Countrywide MBS claims to the Countrywide RMBS MDL. The non-Countrywide MBS claims will be heard in the U.S. District Court for the Southern District of New York.
Dexia Litigation
Dexia Holdings, Inc. and others filed an action on January 24, 2011 against CFC, the Corporation, several related entities, and former directors and officers of Countrywide in New York Supreme Court, New York County entitled Dexia Holdings, Inc., et al., v. Countrywide Financial Corporation, et al. The complaint asserts certain MBS Claims relating to plaintiffs’ alleged purchases of MBS issued by CFC-related entities in 142 MBS offerings and six private placements between April 2004 and August 2007 and seeks unspecified compensatory and/or rescissory damages, punitive damages and other unspecified relief. Defendants removed the case to the U.S. District Court for the Southern District of New York, and on August 15, 2011, the JMDL transferred the case to the Countrywide RMBS MDL. On November 8, 2011, the Countrywide RMBS MDL denied plaintiffs’ motion to remand the case to New York Supreme Court. On February 17, 2012, the Countrywide RMBS MDL granted in substantial part defendants' motion to dismiss, dismissing with prejudice all federal law claims as to 146 of the 148 offerings at issue, dismissing with leave to amend the state law negligent misrepresentation, aiding and abetting, and successor liability claims and substantially denying the motion to dismiss as to the state law fraud and fraudulent inducement claims.
FHFA Litigation
The FHFA, as conservator for FNMA and FHLMC, filed an action on September 2, 2011 against the Corporation and related entities, CFC and related entities, certain former officers of these entities, and NB Holdings Corporation in New York Supreme Court, New York County, entitled Federal Housing Finance Agency v. Countrywide Financial Corporation, et al. (the FHFA Countrywide Litigation). FHFA’s complaint asserts certain MBS Claims in connection with allegations that FNMA and FHLMC purchased MBS issued by CFC-related entities in 86 MBS offerings between 2005 and 2008. The FHFA seeks among other relief, rescission of the consideration paid for the securities or alternatively damages allegedly incurred by FNMA and FHLMC. The FHFA also seeks recovery of punitive damages.
On September 30, 2011, CFC removed the FHFA Countrywide Litigation from New York Supreme Court to the U.S. District Court for the Southern District of New York. On February 7, 2012, the JPML transferred the matter to the Countrywide RMBS MDL. The FHFA’s motion to remand the case to New York Supreme Court is pending.
Also on September 2, 2011, the FHFA, as conservator for FNMA and FHLMC, filed complaints in the U.S. District Court for the Southern District of New York against the Corporation and Merrill Lynch related entities, and certain current and former officers and directors of these entities. The actions are entitled Federal Housing Finance Agency v. Bank of America Corporation, et al. and Federal Housing Finance Agency v. Merrill Lynch & Co., Inc., et al. The complaints assert certain MBS Claims relating to MBS issued and/or underwritten by the Corporation, Merrill Lynch and related entities in 23 MBS offerings and in 72 MBS offerings, respectively, between 2005 and 2008 and allegedly purchased by either FNMA or FHLMC in their investment portfolio. The FHFA seeks among other relief, rescission of the consideration paid for the securities or alternatively damages allegedly incurred by FNMA and FHLMC. The FHFA also seeks recovery of punitive damages in the Merrill Lynch action.
Federal Home Loan Bank Litigation
On January 18, 2011, the Federal Home Loan Bank of Atlanta (FHLB Atlanta) filed a complaint asserting certain MBS Claims against the Corporation, CFC and other Countrywide entities in Georgia State Court, Fulton County, entitled Federal Home Loan Bank of Atlanta v. Countrywide Financial Corporation, et al. FHLB Atlanta seeks rescission of its purchases or a rescissory measure of damages, unspecified punitive damages and other unspecified relief in connection with its alleged purchase of 16 MBS offerings issued and/or underwritten by Countrywide-related entities between 2004 and 2007.
On October 15, 2010, the Federal Home Loan Bank of Chicago (FHLB Chicago) filed a complaint against the Corporation, Countrywide, MLPF&S and related entities in Illinois Circuit Court, Cook County, entitled Federal Home Loan Bank of Chicago v. Banc of America Funding Corp., et al. On April 8, 2011, FHLB Chicago filed an amended complaint adding Merrill Lynch Mortgage Investors (MLMI) and others as defendants. FHLB Chicago asserts certain MBS Claims arising from FHLB Chicago’s alleged purchase in 13 MBS offerings issued and/or underwritten by affiliates of the Corporation, Merrill Lynch or Countrywide between 2005 and 2006 and seeks rescission, unspecified damages and other unspecified relief.
On March 15, 2010, the Federal Home Loan Bank of San Francisco (FHLB San Francisco) filed an action in California Superior Court, San Francisco County, entitled, Federal Home Loan Bank of San Francisco v. Credit Suisse Securities (USA) LLC, et al. FHLB San Francisco’s complaint asserts certain MBS Claims against BAS, CFC and several related entities in connection with its alleged purchases in 51 MBS offerings and one private placement issued and/or underwritten by those defendants between 2004 and 2007 and seeks rescission and unspecified damages. FHLB San Francisco dismissed the federal claims with prejudice on August 11, 2011. On September 8, 2011, the court denied defendants’ motions to dismiss the state law claims.
Luther Litigation and Related Actions
On November 14, 2007, David H. Luther and various pension funds (collectively, the Luther Plaintiffs) commenced a putative class action against CFC, several of its affiliates, MLPF&S and certain former officers of these in California Superior Court, Los Angeles County, entitled Luther v. Countrywide Financial Corporation, et al. (the Luther Action). The Luther Plaintiffs’ complaint asserts certain MBS Claims in connection with MBS issued by subsidiaries of CFC in 429 offerings between 2005 and 2007. The Luther Plaintiffs certified that they collectively purchased securities in 63 of 429 offerings for approximately $216 million. The Luther Plaintiffs seek compensatory and/or rescissory damages and other unspecified relief. On January 6, 2010, the court granted CFC’s motion to dismiss with prejudice due to lack of subject matter jurisdiction. On May 18, 2011, the California Court of Appeal reversed the dismissal and remanded to the Superior Court. Defendants have filed a motion to dismiss.
Following the previous dismissal of the Luther Action on January 6, 2010, the Maine State Retirement System filed a putative class action in the U.S. District Court for the Central District of California, entitled Maine State Retirement System v. Countrywide Financial Corporation, et al. (the Maine Action). The Maine Action names the same defendants as the Luther Action, as well as the Corporation and NB Holdings Corporation, and asserts substantially the same allegations regarding 427 of the MBS offerings that were at issue in the Luther Action. Plaintiffs in the Maine Action (Maine Plaintiffs) seek compensatory and/or rescissory damages and other unspecified relief.
On November 4, 2010, the court granted CFC’s motion to dismiss the amended complaint in its entirety and held that the Maine Plaintiffs only have standing to sue over the 81 offerings in which they actually purchased MBS. The court also held that the applicable statute of limitations could be tolled by the filing of the Luther Action only with respect to the offerings in which the Luther Plaintiffs actually purchased MBS. As a result of these standing and tolling rulings, the number of offerings at issue in the Maine Action was reduced from 427 to 14. On December 6, 2010, the Maine Plaintiffs filed a second amended complaint that relates to 14 MBS offerings. On April 21, 2011, the court dismissed with prejudice the successor liability claims against the Corporation and NB Holdings Corporation. On May 6, 2011, the court held that the Maine Plaintiffs only have standing to sue over the specific MBS tranches that they purchased, and that the applicable statute of limitations could be tolled by the filing of the Luther Action only with respect to the specific tranches of MBS that the Luther Plaintiffs purchased. As a result of these tranche-specific standing and tolling rulings, the Maine Action was further reduced from 14 offerings to eight tranches. On June 6, 2011, the Maine Plaintiffs filed a third amended complaint that related to eight MBS tranches. On June 15, 2011, the court denied the Maine Plaintiffs’ motion to permit immediate interlocutory appeal of the court’s orders on standing, tolling of the statute of limitations and successor liability. On October 12, 2011, upon stipulation by the parties, the court certified a class consisting of eight subclasses, one for each of the eight MBS tranches at issue.
On November 17, 2010, Western Conference of Teamsters Pension Trust Fund (Western Teamsters) filed a putative class action against the same defendants named in the Maine Action in California Superior Court, Los Angeles County, entitled Western Conference of Teamsters Pension Trust Fund v. Countrywide Financial Corporation, et al. Western Teamsters’ complaint asserts that Western Teamsters and other unspecified investors purchased MBS issued in the 428 offerings that were also at issue in the Luther Action and asserts substantially the same allegations as the Luther Action. The Western Teamsters action has been coordinated with the Luther Action. Western Teamsters seek unspecified compensatory and/or rescissory damages and other unspecified relief.
On January 27, 2011, Putnam Bank filed a putative class action lawsuit against CFC, the Corporation and several related entities, among others, in the U.S. District Court for the District of Connecticut, entitled Putnam Bank v. Countrywide Financial Corporation, et al. Putnam Bank’s complaint asserts certain MBS Claims in connection with alleged purchases in eight MBS offerings issued by CFC subsidiaries between 2005 and 2007. Putnam Bank seeks rescission of its purchases or a rescissory measure of unspecified damages and/or compensatory damages and other unspecified relief. On August 15, 2011, the case was transferred to the Countrywide RMBS MDL.
Sealink Litigation
On September 29, 2011, Sealink Funding Limited filed a complaint against the Corporation and related entities, Countrywide entities, NB Holdings Corporation and certain former officers of Countrywide. The action is entitled Sealink Funding Limited v. Countrywide Financial Corp., and was filed in New York Supreme Court, New York County. The complaint asserts certain MBS Claims in connection with alleged purchases in 31 MBS offerings issued and/or underwritten by Countrywide entities between 2005 and 2007. Sealink seeks among other relief, rescission of the consideration Sealink allegedly paid for the securities, or alternatively, damages allegedly incurred by Sealink, as well as punitive damages. On October 6, 2011, defendants removed the action to the U.S District Court for the Southern District of New York. The JMDL transferred the case to the Countrywide RMBS MDL.
Merrill Lynch MBS Litigation
Merrill Lynch, MLPF&S, MLMI, and certain current and former directors of MLMI are named as defendants in a consolidated class action in the U.S. District Court in the Southern District of New York, entitled Public Employees’ Ret. System of Mississippi v. Merrill Lynch & Co. Inc. Plaintiffs assert certain MBS Claims in connection with their purchase of MBS. In March 2010, the court dismissed claims related to 65 of 84 offerings with prejudice due to lack of standing as no named plaintiff purchased securities in those offerings. On November 8, 2010, the court dismissed claims related to one additional offering on separate grounds. On December 14, 2011, the court granted preliminary approval of a settlement providing for a payment by the Corporation in an amount not material to the Corporation’s results of operations (which amount was fully accrued by the Corporation as of December 31, 2011).
Stichting Pensioenfonds ABP (Merrill Lynch) Litigation
On August 19, 2010, Stichting Pensioenfonds ABP (ABP) filed a complaint against Merrill Lynch related entities, and certain current and former directors of MLMI and other defendants, in New York Supreme Court, New York County, entitled Stichting Pensioenfonds v. Merrill Lynch & Co., Inc., et al. The action was removed to the U.S. District Court for the Southern District of New York. ABP’s complaint asserts certain MBS Claims in connection with alleged purchases in 13 offerings of Merrill Lynch-related MBS issued between 2006 and 2007. On October 12, 2011, ABP filed an amended complaint regarding the same offerings and adding additional federal securities law and state law claims. ABP seeks unspecified compensatory damages, interest and legal fees, or alternatively, rescission.
Regulatory Investigations
The Corporation has received a number of subpoenas and other requests for information from regulators and governmental authorities regarding MBS and other mortgage-related matters, including inquiries and investigations related to a number of transactions involving the Corporation’s underwriting and issuance of MBS and its participation in certain CDO offerings. These inquiries and investigations include, among others, an investigation by the SEC related to Merrill Lynch’s risk control, valuation, structuring, marketing and purchase of CDOs. The Corporation has provided documents and testimony and continues to cooperate fully with these inquiries and investigations.
Countrywide may also be subject to contractual indemnification for the benefit of certain individuals involved in the MBS matters discussed above.
Mortgage Repurchase Litigation
Walnut Place Litigation
On February 23, 2011, 11 entities with the common name Walnut Place (including Walnut Place LLC, and Walnut Place II LLC through Walnut Place XI LLC) filed a lawsuit, entitled Walnut Place LLC, et al. v. Countrywide Home Loans, Inc. et al., in New York Supreme Court, New York County, against CHL and several unaffiliated defendants (collectively, Sellers), as well as the Corporation and the Bank of New York Mellon in its capacity as trustee. The initial complaint was a purported derivative action for alleged breaches of a pooling and servicing agreement under which the Sellers sold residential mortgage loans to a securitization trust. Plaintiffs are alleged holders of certificates in several classes of the securitization trust who purport to sue derivatively in the place of the trustee. Plaintiffs allege that Sellers breached representations and warranties in the pooling and servicing agreement regarding mortgage loans. Plaintiffs seek a court order requiring Sellers to repurchase the mortgage loans at issue, or alternatively, damages for breach of contract, and allege that the Corporation is a successor in liability to CHL. On April 12, 2011, plaintiffs amended their complaint to add similar allegations with respect to an additional securitization trust. On May 17, 2011, the Corporation and Sellers jointly moved to dismiss the amended complaint.
On August 2, 2011, plaintiffs filed a separate action entitled Walnut Place LLC, et al. v. Countrywide Home Loans, Inc. et al., in New York Supreme Court, New York County, against the Corporation and Sellers, and The Bank of New York Mellon in its capacity as trustee. This action makes allegations similar to those in the prior Walnut Place LLC, et al. v. Countrywide Home Loans, Inc. et al. lawsuit with respect to an additional securitization trust. On October 7, 2011, the Corporation and Sellers jointly moved to dismiss the complaint.
TMST, Inc. Litigation
On April 29, 2011, the Chapter 11 bankruptcy trustee for TMST, Inc. (formerly known as Thornburg Mortgage, Inc.) and for certain affiliated entities (collectively, Thornburg), along with Zuni Investors, LLC (ZI), filed an adversary proceeding in the U.S. Bankruptcy Court for the District of Maryland entitled In Re TMST, Inc., f/k/a Thornburg Mortgage, Inc. against CHL and the Corporation. Plaintiffs filed an amended complaint on July 29, 2011, in which they allege, among other things, that CHL sold residential mortgage loans to Thornburg pursuant to two agreements, and that CHL allegedly breached certain representations and warranties contained in those agreements concerning property appraisals, prudent and customary loan origination practices, accuracy of mortgage loan schedules, and occupancy status. The complaint further alleges that those loans were deposited by Thornburg into a securitization trust, that ZI purchased certificates issued by that trust, and that the securitization trustee subsequently assigned to ZI and the bankruptcy trustee the right to pursue representation and warranty claims. Plaintiffs seek a court order requiring CHL to repurchase the mortgage loans at issue, or alternatively, unspecified damages for alleged breach of contract. CHL and the Corporation have filed motions to dismiss the case, to withdraw the reference to the Bankruptcy Court, and for transfer of venue to the United States District Court for the Central District of California.
U.S. Bank Litigation
On August 29, 2011, U.S. Bank, National Association (U.S. Bank), as trustee for the HarborView Mortgage Loan Trust 2005-10 (the Trust), a mortgage pool backed by loans originated by CHL, filed a complaint in New York Supreme Court, New York County, in a case entitled U.S. Bank National Association, as Trustee for HarborView Mortgage Loan Trust, Series 2005-10 v. Countrywide Home Loans, Inc. (dba Bank of America Home Loans), Bank of America Corporation, Countrywide Financial Corporation, Bank of America, N.A., and NB Holdings Corporation. U.S. Bank seeks a declaration that, as a result of alleged misrepresentations by CHL in connection with its sale of the loans, defendants must repurchase the loans. U.S. Bank further asserts that defendants are liable for breach of contract for the alleged failure to repurchase a subset of those loans. Defendants removed the case to the U.S. District Court for the Southern District of New York. U.S. Bank filed a motion to remand which is currently pending. On February 7, 2012, the JPML issued an order transferring the case to the Countrywide RMBS MDL in the U.S. District Court for the Central District of California.
Mortgage Servicing Investigations and Litigation
The Corporation entered into a consent order with the Office of the Comptroller of the Currency (OCC) on April 13, 2011, which requires servicers to make several enhancements to their servicing operations, including implementation of a single point of contact model for borrowers throughout the loss mitigation and foreclosure processes, adoption of measures designed to ensure that foreclosure activity is halted once a borrower has been approved for a modification unless the borrower fails to make payments under the modified loan and implementation of enhanced controls over third-party vendors that provide default servicing support services. In addition, the consent order required that servicers retain an independent consultant, approved by the OCC, to conduct a review of all foreclosure actions pending, or foreclosure sales that occurred between January 1, 2009 and December 31, 2010 and submit a plan to the OCC to remediate all financial injury to borrowers caused by any deficiencies identified through the review. The review is comprised of two parts: a sample file review conducted by the independent consultant, which began in October 2011, and file reviews by the independent consultant based upon requests for review from customers with in-scope foreclosures. The Corporation began outreach to those customers in November 2011 and additional outreach efforts are underway. Because the review process is available to a large number of potentially eligible borrowers and involves an examination of many details and documents, each review could take several months to complete. The Corporation cannot yet accurately determine how many borrowers will request a review, how many borrowers will meet the eligibility requirements or how much in compensation might ultimately be paid to eligible borrower.
On February 9, 2012, the Corporation reached agreements in principle (collectively, the Servicing Resolution Agreements) with (i) the DOJ, various federal regulatory agencies and 49 attorneys general to resolve federal and state investigations into certain origination, servicing and foreclosure practices (the Global AIP), (ii) the Federal Housing Administration (the FHA) to resolve certain claims relating to the origination of FHA-insured mortgage loans, primarily by Countrywide prior to and for a period following the acquisition of that lender (the FHA AIP) and (iii) each of the Federal Reserve and the OCC regarding civil monetary penalties related to conduct that was the subject of consent orders entered into with the banking regulators in April 2011 (the Consent Order AIPs).
The Servicing Resolution Agreements are subject to ongoing discussions among the parties and completion and execution of definitive documentation, as well as required regulatory and court approvals. The Global AIP is subject to, among other things, Federal court approval in the United States District Court in the District of Columbia and regulatory approvals of the United States Department of the Treasury and other federal agencies. The Consent Order AIPs are subject to, among other things, the finalization of the Global AIP.
The Global AIP calls for the establishment of certain uniform servicing standards, upfront cash payments of approximately $1.9 billion to the state and federal governments and for borrower restitution, approximately $7.6 billion in borrower assistance in the form of, among other things, principal reduction, short sales and deeds-in-lieu of foreclosure, and approximately $1.0 billion of refinancing assistance. The Corporation could be required to make additional payments if it fails to meet its borrower assistance and refinancing assistance commitments over a three-year period. In addition, the Corporation could be required to pay an additional $350 million if the Corporation fails to meet certain first-lien principal reduction thresholds over a three-year period. The Corporation also entered into agreements with several states under which it committed to perform certain minimum levels of principal reduction and related activities within those states as part of the Global AIP, and under which it could be required to make additional payments if it fails to meet such minimum levels. The Corporation may also incur additional operating costs (e.g., servicing costs) to implement certain terms of the Global AIP in future periods. The FHA AIP provides for an upfront cash payment by the Corporation of $500 million. The FHA would release the Corporation from all claims arising from loans originated prior to April 30, 2009 that were submitted for FHA insurance claim payments prior to January 1, 2012, and from multiple damages and penalties for loans that were originated on or before April 30, 2009, but had not been submitted for FHA insurance claim payment. The Corporation would have the obligation to pay an additional $500 million if the Corporation fails to meet certain principal reduction thresholds over a three-year period.
Pursuant to an agreement in principle, the OCC agreed to hold in abeyance the imposition of a civil monetary penalty of $164 million. Pursuant to a separate agreement in principle, the Federal Reserve will assess a civil monetary penalty in the amount of $176 million against the Corporation. Satisfying its payment, borrower assistance and remediation obligations under the Global AIP will satisfy any civil monetary penalty obligations arising under these agreements in principle. If, however, the Corporation does not make certain required payments or undertake certain required actions under the Global AIP, the OCC will assess, and the Federal Reserve will require the Corporation to pay the difference between the aggregate value of the payments and actions under these agreements in principle and the penalty amounts.
Under the terms of the Global AIP, the federal and participating state governments would release the Corporation from further liability for certain alleged residential mortgage origination, servicing and foreclosure deficiencies. In settling origination issues related to FHA guaranteed loans originated on or before April 30, 2009, the FHA would provide the Corporation and its affiliates a release for all claims with respect to such loans if an insurance claim had been submitted to the FHA prior to January 1, 2012 and a release of multiple damages and penalties (but not single damages) if no such claim had been submitted.
The Servicing Resolution Agreements do not cover claims arising out of securitization, including representations made to investors respecting MBS, criminal claims, private claims by borrowers, claims by certain states for injunctive relief or actual economic damages to borrowers related to the Mortgage Electronic Registration System, and claims by the GSEs (including repurchase demands), among other items.
The Corporation continues to be subject to additional borrower and non-borrower litigation and governmental and regulatory scrutiny related to its past and current servicing and foreclosure activities, including those claims not covered by the Servicing Resolution Agreements. This scrutiny may extend beyond the Corporation’s pending foreclosure matters to issues arising out of alleged irregularities with respect to previously completed foreclosure activities. The current environment of heightened regulatory scrutiny may subject the Corporation to inquiries or investigations.
Ocala Litigation
BNP Paribas Mortgage Corporation and Deutsche Bank AG each filed claims (the 2009 Actions) against BANA in the U.S. District Court for the Southern District of New York entitled BNP Paribas Mortgage Corporation v. Bank of America, N.A. and Deutsche Bank AG v. Bank of America, N.A. Plaintiffs allege that BANA failed to properly perform its duties as indenture trustee, collateral agent, custodian and depositary for Ocala Funding, LLC (Ocala), a home mortgage warehousing facility, resulting in the loss of plaintiffs’ investment in Ocala. Ocala was a wholly-owned subsidiary of Taylor, Bean & Whitaker Mortgage Corp. (TBW), a home mortgage originator and servicer which is alleged to have committed fraud that led to its eventual bankruptcy. Ocala provided funding for TBW’s mortgage origination activities by issuing notes, the proceeds of which were to be used by TBW to originate home mortgages. Such mortgages and other Ocala assets in turn were pledged to BANA, as collateral agent, to secure the notes. Plaintiffs lost most or all of their investment in Ocala when, as the result of the alleged fraud committed by TBW, Ocala was unable to repay the notes purchased by plaintiffs and there was insufficient collateral to satisfy Ocala’s debt obligations. Plaintiffs allege that BANA breached its contractual, fiduciary and other duties to Ocala, thereby permitting TBW’s alleged fraud to go undetected. Plaintiffs seek compensatory damages and other relief from BANA, including interest and attorneys’ fees, in an unspecified amount, but which plaintiffs allege exceeds $1.6 billion.
On March 23, 2011, the U.S. District Court for the Southern District of New York issued an order granting in part and denying in part BANA’s motions to dismiss the 2009 Actions. The court dismissed plaintiffs’ claims against BANA in its capacity as custodian and depositary, as well as plaintiffs’ claims for contractual indemnification and other claims. The court retained the claims questioning BANA’s performance as indenture trustee and collateral agent. Finally, the court agreed with BANA that plaintiffs may not pursue claims for any breach that arose prior to July 20, 2009 (the date on which plaintiffs purchased the last issuance of Ocala notes). On December 29, 2011, plaintiffs moved for leave to amend their complaints to include additional contractual, tort and equitable claims.
On June 22, 2011, BANA filed third-party complaints in the 2009 Actions against BNP Paribas Securities Corp. (BNP Securities) and Deutsche Bank Securities, Inc. (Deutsche Securities) seeking contribution for damages sustained by BANA in the underlying actions. BNP Securities and Deutsche Securities (collectively, the Note Dealers) served as note dealers and private placement agents for the Ocala notes that are the subject of the underlying actions. On September 15, 2011, the Note Dealers moved to dismiss the third-party complaints.
On August 30, 2010, plaintiffs each filed new lawsuits (the 2010 Actions) against BANA in the U.S. District Court for the Southern District of Florida entitled BNP Paribas Mortgage Corporation v. Bank of America, N.A. and Deutsche Bank AG v. Bank of America, N.A., which the parties agreed to transfer to the U.S. District Court for the Southern District of New York as related to the 2009 Actions. On December 29, 2011, plaintiffs voluntarily dismissed the 2010 Actions without prejudice and moved for leave to amend their complaints in the 2009 Actions, as discussed above.
On October 1, 2010, BANA, on behalf of Ocala’s investors, filed suit in the U.S. District Court for the District of Columbia against the FDIC as receiver of Colonial Bank, TBW’s primary bank, and Platinum Community Bank (Platinum, a wholly-owned subsidiary of TBW) entitled Bank of America, National Association as indenture trustee, custodian and collateral agent for Ocala Funding, LLC v. Federal Deposit Insurance Corporation. The suit seeks judicial review of the FDIC’s denial of the administrative claims brought by BANA in the FDIC’s Colonial and Platinum receivership proceedings. BANA’s claims allege that Ocala’s losses were in whole or in part the result of Colonial and Platinum’s participation in TBW’s alleged fraud. BANA seeks a court order requiring the FDIC to allow BANA’s claims in an amount equal to Ocala’s losses and, accordingly, to permit BANA, as trustee, collateral agent, custodian and depositary for Ocala, to share appropriately in distributions of any receivership assets that the FDIC makes to creditors of the two failed banks.
On March 14, 2011, the FDIC moved to dismiss BANA’s action, primarily on the ground that Ocala Funding had not exhausted its administrative remedies. BANA filed an amended complaint alleging that it had exhausted its administrative remedies. On August 5, 2011, the FDIC answered and moved to dismiss the amended complaint, and asserted counterclaims against BANA in its individual capacity seeking approximately $900 million in damages. The counterclaims allege that Colonial sent 4,808 loans to BANA as bailee; that BANA converted the loans into Ocala collateral without first ensuring that Colonial was paid; and that Colonial was never paid for these loans. BANA filed an opposition to the FDIC’s motion to dismiss on October 21, 2011, along with a motion to dismiss the FDIC’s counterclaims.